Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net
Schedule of property, plant and equipment

	December 31,	December 31,
	2022	2023
Charging & battery swap equipment	3,393,603	6,442,827
Mold and tooling	3,901,436	6,341,011
Production facilities	3,252,362	6,025,654
Leasehold improvements	3,408,731	5,160,732
Construction in process	3,114,345	2,894,333
Computer and electronic equipment	1,250,861	1,767,634
R&D equipment	939,586	1,469,604
Purchased software	985,141	1,281,685
Buildings and constructions	890,576	912,378
Subscription vehicles	387,619	890,044
Corporate vehicles	473,602	833,355
Others	603,978	1,150,042
Subtotal	22,601,840	35,169,299
Less: Accumulated depreciation	(6,901,232)	(10,288,331)
Less: Accumulated impairment	(41,942)	(33,964)
Total property, plant and equipment, net	15,658,666	24,847,004